Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of estimated useful lives
Category	Estimated useful lives
Electronic equipment	5 years
Office equipment	5 years
Leasehold improvement	Shorter of the lease term or the estimated useful life of the assets

Category	Estimated useful lives
Software	5 years

Schedule of disaggregation of revenue
	For the years ended December 31,
	2020	2021	2022
By revenue type
Sale of software products	$5,098,730	$14,878,256	$3,547,113
Sale of hardware products	415,723	75,011	46,295
Technology development service	6,404,394	9,246,992	16,419,889
M&S service	1,937,887	2,772,795	2,429,526
Sale of cloud platform products	-	5,550,959	25,742,135
Total	$13,856,734	$32,524,013	$48,184,958

Schedule of assets and liabilities translated exchange rates
	As of December 31,
	2021	2022
Period end RMB: USD exchange rate	6.3726	6.8972

	For the years ended December 31,
	2020	2021	2022
Average RMB: USD exchange rate	6.9042	6.4508	6.7290